Shareholders' Equity (Detail) - $ / shares		1 Months Ended	6 Months Ended
	Aug. 04, 2020	Aug. 28, 2020	Dec. 31, 2020	Feb. 23, 2021	Sep. 30, 2020
Shareholder's Equity (Details) [Line Items]
Share conversion percentage			20.00%
Preferred stock, shares authorized			5,000,000
Preferred stock, par value (in Dollars per share)			$ 0.0001		$ 0.0001
Class A Ordinary Shares
Shareholder's Equity (Details) [Line Items]
Common stock, shares authorized			500,000,000
Common stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001	0.0001
Common stock, issued			69,000,000
Common stock, outstanding			69,000,000
Subject to possible redemption			56,262,473
Class B Ordinary Shares
Shareholder's Equity (Details) [Line Items]
Common stock, shares authorized			50,000,000
Common stock, par value (in Dollars per share)			$ 0.0001		$ 0.0001
Common stock, issued	14,375,000
Common stock, outstanding	14,375,000
Issuance of Class B ordinary shares to Sponsor		17,250,000	17,250,000
Shares forfeiture		2,250,000
Proposed offering, percentage		20.00%